Related Party Transactions - Schedule of Revenue from Related Parties (Details) - USD ($)	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Total	$ 548,351	$ 588,733
Linsun Smart Technology Co Ltd [Member]
Total		73,024
Dogness Network Technology Co Ltd [Member]
Total	$ 548,351	$ 515,709